CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Note 21) [Member]	Parent [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 446,912,197	$ 15,148		$ 503,020,794	$ 24,434,918	$ (117,213,892)	$ 36,665,229	$ 446,912,197
Balance, shares at Dec. 31, 2009		151,480,932
Exercise of share options	19	19						19
Exercise of share options, shares		187,734
Conversion of Forum warrants (Note 10)	2,237,976	152		2,237,824				2,237,976
Conversion of Forum warrants (Note 10), shares		1,516,882
Jiantou Xinyuan United Real Estate Co., Ltd. as a result of the acquisition of subsidiary (Note 7)	385,408								385,408
Other comprehensive income	14,793,091						14,793,091	14,793,091
Stock-based compensation expenses	2,714,009			2,714,009				2,714,009
Net income/(loss)	51,122,254					51,140,211		51,140,211	(17,957)
Appropriation of statutory reserves					3,124,382	(3,124,382)
Balance at Dec. 31, 2010	518,164,954	15,319		507,972,627	27,559,300	(69,198,063)	51,448,320	517,797,503	367,451
Balance, shares at Dec. 31, 2010		153,185,548
Exercise of share options	22	22						22
Exercise of share options, shares		221,658
Treasury share repurchases (Note 16)	(7,958,841)		(7,958,841)					(7,958,841)
Treasury share repurchases (Note 16), shares		(7,543,530)
Other comprehensive income	28,447,636						28,410,852	28,410,852	36,784
Stock-based compensation expenses	1,740,861			1,740,861				1,740,861
Net income/(loss)	103,005,129					102,297,870		102,297,870	707,259
Appropriation of statutory reserves					6,019,909	(6,019,909)
Dividends to shareholders	(7,661,057)					(7,661,057)		(7,661,057)
Balance at Dec. 31, 2011	635,738,704	15,341	(7,958,841)	509,713,488	33,579,209	19,418,841	79,859,172	634,627,210	1,111,494
Balance, shares at Dec. 31, 2011		145,863,676
Exercise of share options	19	17		98,795				98,812
Exercise of share options, shares		166,372
Treasury share repurchases (Note 16)	(5,708,281)		(5,708,281)					(5,708,281)
Treasury share repurchases (Note 16), shares		(4,091,650)
Other comprehensive income	2,150,412						2,140,848	2,140,848	9,564
Stock-based compensation expenses	2,151,844			2,151,844				2,151,844
Net income/(loss)	158,107,859					156,997,595		156,997,595	1,110,264
Appropriation of statutory reserves					16,043,108	(16,043,108)
Dividends to shareholders	(8,769,530)					(8,769,530)		(8,769,530)
Distribution to non-controlling interest shareholders (Note 22)	(2,231,322)								(2,231,322)
Balance at Dec. 31, 2012	$ 781,538,498	$ 15,358	$ (13,667,122)	$ 511,964,127	$ 49,622,317	$ 151,603,798	$ 82,000,020	$ 781,538,498
Balance, shares at Dec. 31, 2012		141,938,398